DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 1,272	$ 1,200	$ 534
Unrealized gain (loss) on forward contracts, net	173	(326)
Outstanding hedge transactions	62,439	8,700
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	771	203	$ (96)
Non-designated hedge transactions	$ 22,275	$ 13,773